UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund II General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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           --------------------------------------------------

Form 13F File Number:  028-12037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
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Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/PETER W. MAY           New York, New York            5/15/09
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    3
                                               -------------

Form 13F Information Table Entry Total:               5
                                               -------------

Form 13F Information Table Value Total:          $ 2,518
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name
---    --------------------        ----


01     28-11639                    Nelson Peltz

02     28-11640                    Peter W. May

03     28-11641                    Edward P. Garden

                                                     FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN 2       COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------       --------   --------            --------          --------      --------        --------
                                                    VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                    ----------------
NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED  NONE
--------------         --------------    -----     --------     -------    ---  ----    ----------     --------   ----  ------  ----

Wendys Arbys Group Inc.     COM        950587105     2,145      426,414     SH           Defined        1,2,3          426,414

Chemtura Corp.              COM        163893100         3       69,608     SH           Defined        1,2,3           69,608

Trian Acquisition I Corp.   COM        89582E108       224       24,104     SH           Defined        1,2,3           24,104

Trian Acquisition I Corp.   W Exp      89582E116       114       12,223     SH           Defined        1,2,3           12,223
                            01/23/201

Trian Acquisition I Corp.   Unit       89582E207        32        3,350     SH           Defined        1,2,3            3,350
                            99/99/9999

